Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Apr. 01, 2014	Mar. 31, 2014 OperatingLocation	Mar. 31, 2013	Mar. 31, 2012
Number of operating location		12
Trading securities		$ 0	$ 0
Minimum period of repayment of accrual loan		6 months
Impairment of Federal Home Loan Bank of New York stock		0	0	0
Unrecognized income tax benefits during the period		0	0	0
Unrecognized tax benefits, interest and penalty expenses		0	0	0
Conversion rate	0.9791
Incremental shares related to outstanding options included in calculation of diluted EPS		241,532	82,100	17,436
Antidilutive shares excluded from calculation of diluted EPS		0	0	0
Prior period reclassification impact		$ 0
Subsequent Event [Member]
Conversion rate	0.9791
State and Local Jurisdiction [Member]
Tax year One subject to Examination		Dec. 31, 2013
Tax year Two subject to Examination		Dec. 31, 2012
Tax year Three subject to Examination		Dec. 31, 2011
Tax year Four subject to Examination		Dec. 31, 2010
Domestic Country [Member]
Tax year One subject to Examination		Dec. 31, 2013
Tax year Two subject to Examination		Dec. 31, 2012
Tax year Three subject to Examination		Dec. 31, 2011